UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one):[ ]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marvin & Palmer Associates, Inc.
Address:  1201 N. Market Street
          Suite 2300
          Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen T. Buckley
Title: Chief Financial Officer - Principal
Phone: (302) 573-3570

Signature, Place, and Date of Signing:

/s/Karen T. Buckley      Wilmington, Delaware          February 2, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     136

Form 13F Information Table Value Total:     $1,489,843
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number     Name


                Column 1                  Column 2 Column 3  Column 4 Column 5  Column 6  Column 7             Column 8

             NAME OF ISSUER               TITLE OF   CUSIP    VALUE   SHRS OR  INVESTMENT  OTHER             VOTING AUTHORITY
                                           CLASS             (x$1000) SH/PUT/  DISCRETION MANAGERS
                                                                      PRN AMT                            SOLE     SHARED      NONE
                                                                      PRN CALL

Akamai Technologies                         Com    00971T101  $18,458  392,300    Sole                  392,300
Akamai Technologies                         Com    00971T101   $5,510  117,100    Sole                                       117,100
Alexion Pharmaceuticals, Inc.               Com    015351109   $6,815   84,600    Sole                   84,600
Alexion Pharmaceuticals, Inc.               Com    015351109   $2,078   25,800    Sole                                        25,800
Altria Group, Inc.                          Com    02209S103   $6,590  263,600    Sole                  263,600
Altria Group, Inc.                          Com    02209S103   $2,050   82,000    Sole                                        82,000
Amazon.com, Inc.                            Com    023135106  $44,834  249,075    Sole                  249,075
Amazon.com, Inc.                            Com    023135106  $13,104   72,800    Sole                                        72,800
Ambev ADR                                   ADR    20441W203  $13,909  448,250    Sole                  448,250
Ambev ADR                                   ADR    20441W203   $3,097   99,810    Sole                                        99,810
America Movil SA ADR                        ADR    02364W105   $8,291  144,600    Sole                  144,600
America Movil SA ADR                        ADR    02364W105   $1,846   32,200    Sole                                        32,200
Amphenol Corp.                              Com    032095101   $8,714  165,050    Sole                  165,050
Amphenol Corp.                              Com    032095101   $3,833   72,600    Sole                                        72,600
Apple Computer, Inc.                        Com    037833100  $40,807  126,510    Sole                  126,510
Apple Computer, Inc.                        Com    037833100  $12,902   40,000    Sole                                        40,000
Avago Technologies Ltd.                     Com    Y0486S104  $22,653  797,300    Sole                  797,300
Avago Technologies Ltd.                     Com    Y0486S104   $7,722  271,770    Sole                                       271,770
BAIDU.COM                                   ADR    056752108  $19,639  203,450    Sole                  203,450
BAIDU.COM                                   ADR    056752108   $4,276   44,300    Sole                                        44,300
Ball  Corporation                           Com    058498106   $8,826  129,700    Sole                  129,700
Ball  Corporation                           Com    058498106   $3,607   53,000    Sole                                        53,000
Banco Bradesco S.A. ADR                     ADR    059460303   $6,426  311,700    Sole                  311,700
Banco Bradesco S.A. ADR                     ADR    059460303   $1,470   71,300    Sole                                        71,300
BanColombia SA ADR                          ADR    05968L102   $6,713  107,850    Sole                  107,850
BanColombia SA ADR                          ADR    05968L102   $1,376   22,100    Sole                                        22,100
Barclays iPath MSCI India Index ETN (INP)   Pfd    06739F291   $1,677   21,600    Sole                   21,600
Cameron International Corp.                 Com    13342B105  $21,312  420,100    Sole                  420,100
Cameron International Corp.                 Com    13342B105   $8,142  160,500    Sole                                       160,500
Canadian National Railway Co. ADR           Com    136375102   $4,819   72,500    Sole                   72,500
Canadian National Railway Co. ADR           Com    136375102   $2,061   31,000    Sole                                        31,000
Caterpillar, Inc.                           Com    149123101  $30,664  327,400    Sole                  327,400
Caterpillar, Inc.                           Com    149123101   $7,352   78,500    Sole                                        78,500
Central European Distribution               Com    153435102   $5,872  256,400    Sole                  256,400
Central European Distribution               Com    153435102   $1,335   58,300    Sole                                        58,300
CF Industries Holdings, Inc.                Com    125269100  $21,259  157,300    Sole                  157,300
CF Industries Holdings, Inc.                Com    125269100   $6,649   49,200    Sole                                        49,200
Chipotle Mexican Grill, Inc.                Com    169656105   $8,400   39,500    Sole                   39,500
Chipotle Mexican Grill, Inc.                Com    169656105   $2,616   12,300    Sole                                        12,300
Cia Siderurgica Nacional ADR                ADR    20440W105     $433   26,000    Sole                   26,000
Cliffs Natural Resources, Inc.              Com    18683K101  $13,660  175,100    Sole                  175,100
Cliffs Natural Resources, Inc.              Com    18683K101   $3,846   49,300    Sole                                        49,300
Coach, Inc.                                 Com    189754104  $24,817  447,800    Sole                  447,800
Coach, Inc.                                 Com    189754104   $8,035  145,000    Sole                                       145,000
Cognizant Technology Solutions              Com    192446102  $42,889  585,200    Sole                  585,200
Cognizant Technology Solutions              Com    192446102  $13,141  179,300    Sole                                       179,300
Cosan Limited                               Com    G25343107   $6,098  447,700    Sole                  447,700
Cosan Limited                               Com    G25343107   $1,380  101,300    Sole                                       101,300
Costco Wholesale Corporation                Com    22160K105  $13,864  192,000    Sole                  192,000
Costco Wholesale Corporation                Com    22160K105   $4,188   58,000    Sole                                        58,000
Credicorp Limited                           Com    G2519Y108   $7,004   58,900    Sole                   58,900
Credicorp Limited                           Com    G2519Y108   $1,593   13,400    Sole                                        13,400
CSX Corp.                                   Com    126408103   $5,020   77,700    Sole                   77,700
CSX Corp.                                   Com    126408103   $2,319   35,900    Sole                                        35,900
Cummins, Inc.                               Com    231021106  $32,365  294,200    Sole                  294,200
Cummins, Inc.                               Com    231021106   $9,923   90,200    Sole                                        90,200
Deere & Co.                                 Com    244199105  $20,566  246,600    Sole                  246,600
Deere & Co.                                 Com    244199105   $6,931   83,100    Sole                                        83,100
Estee Lauder Companies, Inc.                Com    518439104   $5,649   70,000    Sole                   70,000
Estee Lauder Companies, Inc.                Com    518439104   $1,856   23,000    Sole                                        23,000
Express Scripts, Inc.                       Com    302182100   $8,437  156,100    Sole                  156,100
Express Scripts, Inc.                       Com    302182100   $3,708   68,600    Sole                                        68,600
F5 Networks, Inc.                           Com    315616102   $9,241   71,000    Sole                   71,000
F5 Networks, Inc.                           Com    315616102   $3,358   25,800    Sole                                        25,800
FMC Technologies, Inc.                      Com    30249U101  $22,050  248,000    Sole                  248,000
FMC Technologies, Inc.                      Com    30249U101   $7,593   85,400    Sole                                        85,400
Freeport-McMoRan Copper & Gold              Com    35671D857  $27,116  225,800    Sole                  225,800
Freeport-McMoRan Copper & Gold              Com    35671D857   $9,139   76,100    Sole                                        76,100
Goldcorp, Inc.                              Com    380956409   $6,373  138,600    Sole                  138,600
Goldcorp, Inc.                              Com    380956409  $20,829  453,000    Sole                                       453,000
Goldman Sachs Group, Inc.                   Com    38141G104   $3,784   22,500    Sole                   22,500
Google, Inc.                                Com    38259P508  $10,956   18,445    Sole                   18,445
Google, Inc.                                Com    38259P508   $4,211    7,090    Sole                                         7,090
Hasbro, Inc.                                Com    418056107  $11,753  249,100    Sole                  249,100
Hasbro, Inc.                                Com    418056107   $3,812   80,800    Sole                                        80,800
Icici Bank ADR                              ADR    45104G104  $29,548  583,500    Sole                  583,500
Icici Bank ADR                              ADR    45104G104   $5,327  105,200    Sole                                       105,200
Illumina, Inc.                              Com    452327109  $13,384  211,300    Sole                  211,300
Illumina, Inc.                              Com    452327109   $4,149   65,500    Sole                                        65,500
Infosys Technologies Ltd                    ADR    456788108  $16,395  215,500    Sole                  215,500
Infosys Technologies Ltd                    ADR    456788108   $3,043   40,000    Sole                                        40,000
Intuit                                      Com    461202103  $25,227  511,700    Sole                  511,700
Intuit                                      Com    461202103   $7,853  159,300    Sole                                       159,300
Itau Unibanco Holding SA ADR                ADR    465562106  $18,970  789,852    Sole                  789,852
Itau Unibanco Holding SA ADR                ADR    465562106   $3,143  130,850    Sole                                       130,850
Joy Global, Inc.                            Com    481165108  $25,669  295,900    Sole                  295,900
Joy Global, Inc.                            Com    481165108   $9,143  105,400    Sole                                       105,400
Mechel OAO ADR                              ADR    583840103  $12,923  442,100    Sole                  442,100
Mechel OAO ADR                              ADR    583840103   $2,949  100,900    Sole                                       100,900
Monsanto Company                            Com    61166W101  $12,542  180,100    Sole                  180,100
Monsanto Company                            Com    61166W101   $4,652   66,800    Sole                                        66,800
National Oilwell Varco, Inc.                Com    637071101  $29,825  443,500    Sole                  443,500
National Oilwell Varco, Inc.                Com    637071101  $10,088  150,000    Sole                                       150,000
NetApp, Inc.                                Com    64110D104  $30,426  553,600    Sole                  553,600
NetApp, Inc.                                Com    64110D104  $10,371  188,700    Sole                                       188,700
Nike, Inc. Class B                          Com    654106103  $32,186  376,800    Sole                  376,800
Nike, Inc. Class B                          Com    654106103   $9,618  112,600    Sole                                       112,600
Oracle Corporation                          Com    68389X105   $9,121  291,400    Sole                  291,400
Oracle Corporation                          Com    68389X105   $3,130  100,000    Sole                                       100,000
Peabody Energy Corp                         Com    704549104  $22,169  346,500    Sole                  346,500
Peabody Energy Corp                         Com    704549104   $7,121  111,300    Sole                                       111,300
Petroleo Brasileiro ADR                     ADR    71654V408  $16,936  444,800    Sole                  444,800
Petroleo Brasileiro ADR                     ADR    71654V408   $3,891  102,200    Sole                                       102,200
Pioneer Natural Resources Co.               Com    723787107   $6,451   74,300    Sole                   74,300
Precision Castparts Corp.                   Com    740189105  $29,906  214,775    Sole                  214,775
Precision Castparts Corp.                   Com    740189105   $9,218   66,200    Sole                                        66,200
Quimica y Minera de Chile SA - sp ADR       ADR    833635105   $5,480   93,800    Sole                   93,800
Quimica y Minera de Chile SA - sp ADR       ADR    833635105   $1,139   19,500    Sole                                        19,500
Salesforce.com, Inc.                        Com    79466L302  $28,367  214,900    Sole                  214,900
Salesforce.com, Inc.                        Com    79466L302   $8,197   62,100    Sole                                        62,100
Schlumberger Ltd.                           Com    806857108  $21,313  254,600    Sole                  254,600
Schlumberger Ltd.                           Com    806857108   $7,534   90,000    Sole                                        90,000
SPDR Gold Shares                            Com    78463V107   $3,052   22,000    Sole                   22,000
Starbucks Corporation                       Com    855244109   $9,970  310,300    Sole                  310,300
Starbucks Corporation                       Com    855244109   $3,313  103,100    Sole                                       103,100
T Rowe Price Group Inc.                     Com    74144T108   $4,066   63,000    Sole                   63,000
Tiffany & Co.                               Com    886547108   $8,134  130,100    Sole                  130,100
Tiffany & Co.                               Com    886547108   $3,664   58,600    Sole                                        58,600
Union Pacific Corp.                         Com    907818108  $26,113  280,650    Sole                  280,650
Union Pacific Corp.                         Com    907818108   $7,750   83,300    Sole                                        83,300
United Technologies Corp.                   Com    913017109  $13,528  171,850    Sole                  171,850
United Technologies Corp.                   Com    913017109   $4,164   52,900    Sole                                        52,900
Vale SA SP ADR                              ADR    91912E105  $32,299  934,300    Sole                  934,300
Vale SA SP ADR                              ADR    91912E105   $6,281  181,700    Sole                                       181,700
VanceInfo Technologies Inc.                 ADR    921564100   $4,010  116,100    Sole                  116,100
VanceInfo Technologies Inc.                 ADR    921564100     $895   25,900    Sole                                        25,900
Vivo Participacoes SA ADR                   ADR    92855S200     $358   11,000    Sole                   11,000
VMware, Inc.                                Com    928563402  $30,638  344,600    Sole                  344,600
VMware, Inc.                                Com    928563402   $8,749   98,400    Sole                                        98,400
Wells Fargo Company                         Com    949746101   $3,945  127,300    Sole                  127,300
Whole Foods Market, Inc.                    Com    966837106   $4,685   92,600    Sole                   92,600
Whole Foods Market, Inc.                    Com    966837106   $1,386   27,400    Sole                                        27,400
Xilinx                                      Com    983919101   $8,456  291,800    Sole                  291,800
Xilinx                                      Com    983919101   $3,727  128,600    Sole                                       128,600
Yum! Brands, Inc.                           Com    988498101  $21,577  439,900    Sole                  439,900
Yum! Brands, Inc.                           Com    988498101   $6,038  123,100    Sole                                       123,100